UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund:    BlackRock International Growth and Income Trust (BGY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Treasury Wine Estates Ltd.	225,007	$719,742
Austria — 1.1%
Erste Group Bank AG	307,601	11,160,672
Belgium — 1.9%
Anheuser-Busch InBev NV	192,146	18,415,927
Canada — 2.2%
Gildan Activewear, Inc. (a)	78,800	4,201,252
MEG Energy Corp. (a)(b)	268,800	7,450,376
Tourmaline Oil Corp. (a)(b)	143,593	6,071,196
Westjet Airlines Ltd.	188,100	4,247,556

		21,970,380
China — 3.3%
58.com, Inc. — ADR (a)(b)	67,200	2,527,392
Anhui Conch Cement Co. Ltd., Class H	2,865,440	11,109,218
Baidu, Inc. — ADR (a)(b)	30,100	4,710,650
China Cinda Asset Management Co. Ltd., Class H (b)	6,229,000	4,027,613
Ping An Insurance Group Co. of China Ltd., Class H	806,000	6,529,972
YY, Inc. — ADR (a)(b)	57,200	3,620,760

		32,525,605
Denmark — 1.1%
Chr Hansen Holding A/S	132,700	5,131,325
Novo Nordisk A/S, Class B	151,800	6,009,002

		11,140,327
Finland — 1.2%
Nokia OYJ (b)	930,670	6,441,045
Sanitec Corp. (b)	446,969	5,099,816

		11,540,861
France — 8.4%
AXA SA	185,564	4,867,554
BNP Paribas SA	129,582	10,004,461
Publicis Groupe SA	108,500	9,625,909
Rexel SA	448,576	11,525,218
Safran SA	207,000	14,729,678
Schneider Electric SA	60,600	4,882,572
Societe Generale SA	136,400	7,706,631
Vivendi SA	686,970	18,441,216

		81,783,239
Germany — 7.4%
Aixtron SE (b)	322,000	4,916,097
Bayer AG	96,900	12,752,685

Common Stocks	Shares	Value
Germany (concluded)
Commerzbank AG (b)	242,479	$4,128,798
Daimler AG	187,500	15,661,207
KUKA AG	209,503	10,043,542
OSRAM Licht AG (b)	210,200	12,316,594
ProSiebenSat.1 Media AG	181,600	8,153,569
Telefonica Deutschland Holding AG	598,400	4,767,385

		72,739,877
Hong Kong — 2.4%
AIA Group Ltd.	2,383,952	10,988,942
Melco Crown Entertainment Ltd. — ADR (a)(b)	123,900	5,078,661
Samsonite International SA	2,589,900	7,101,236

		23,168,839
India — 0.3%
Tata Motors Ltd. — ADR	103,914	2,894,005
Indonesia — 1.0%
Global Mediacom Tbk PT	16,672,000	2,518,644
Matahari Department Store Tbk PT (b)	7,734,100	7,363,547

		9,882,191
Ireland — 3.9%
Bank of Ireland (b)	18,580,300	7,355,213
CRH PLC	293,200	7,572,080
Green REIT PLC (b)	5,001,576	8,836,826
Kingspan Group PLC	251,913	4,807,565
Ryanair Holdings PLC — ADR (b)	204,800	9,676,800

		38,248,484
Italy — 1.6%
Banca Generali SpA	400,500	12,272,385
Moncler SpA (b)	194,200	3,698,299

		15,970,684
Japan — 11.5%
Daiwa Securities Group, Inc.	981,000	9,098,196
GMO internet, Inc.	618,300	7,540,951
Kenedix Office Investment Corp. — REIT	1,224	6,082,908
Nabtesco Corp.	531,000	11,771,671
Shinsei Bank Ltd.	4,010,000	8,106,299
SMC Corp.	38,700	9,692,543
SoftBank Corp.	248,700	18,005,097
Sumitomo Mitsui Financial Group, Inc.	251,200	11,637,126
Tokyo Tatemono Co. Ltd.	728,500	6,916,365
Tokyu Fudosan Holdings Corp. (b)	602,100	5,227,197
Toyota Motor Corp.	83,700	4,789,285
Yahoo! Japan Corp.	2,391,000	13,666,869

		112,534,507

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR American Depositary Receipts CAD Canadian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound GDR Global Depositary Receipt HKD Hong Kong Dollar JPY Japanese Yen	KRW South Korean Won MYR Malaysian Ringgit NOK Norwegian Krone REIT Real Estate Investment Trust SEK Swedish Krona TWD Taiwan Dollar USD US Dollar ZAR South African Rand

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands — 3.9%
Aalberts Industries NV	295,052	$9,234,178
ING Groep NV (b)	359,700	4,750,586
Randstad Holding NV	207,285	13,145,423
Ziggo NV	246,800	10,718,570

		37,848,757
New Zealand — 1.0%
Project OZ (Acquired 10/15/13, Cost $4,566,935) (b)(c)	300,605	9,580,659
Norway — 1.8%
Seadrill Ltd.	163,640	5,878,659
Statoil ASA	478,000	11,328,922

		17,207,581
Russia — 1.0%
Eurasia Drilling Co. Ltd. — GDR	219,988	7,611,585
Yandex NV (b)	66,200	2,432,850

		10,044,435
South Africa — 0.4%
Naspers Ltd., N Shares	33,300	3,425,818
South Korea — 1.2%
NAVER Corp. (b)	12,700	8,013,128
Samsung Heavy Industries Co. Ltd.	117,590	3,648,657

		11,661,785
Spain — 4.7%
Bankinter SA	1,345,300	10,079,090
Cie Automotive SA	383,530	3,959,703
Fomento de Construcciones y Contratas SA (b)	202,800	5,425,857
NH Hoteles SA (b)	2,695,801	16,961,240
Prosegur Cia de Seguridad SA	749,800	4,510,227
Sacyr SA (b)	1,065,350	5,424,079

		46,360,196
Sweden — 1.7%
Seamless Distribution AB (b)	400,170	2,504,346
Svenska Cellulosa AB, B Shares	483,240	13,741,113

		16,245,459
Switzerland — 9.0%
Actelion Ltd.	144,500	13,579,000
Novartis AG	391,300	30,928,685
Roche Holding AG	126,723	34,768,442
UBS AG	422,153	8,373,107

		87,649,234
Taiwan — 1.0%
Epistar Corp.	3,705,000	8,233,394
Hermes Microvision Inc. — GDR (b)	67,534	1,996,980

		10,230,374
Thailand — 0.6%
PTT Global Chemical PCL	2,915,900	6,277,002
United Kingdom — 18.3%
APR Energy PLC	860,234	11,892,897
ASOS PLC (b)	30,100	3,087,570
AstraZeneca PLC	211,700	13,424,772

Common Stocks	Shares	Value
United Kingdom (concluded)
Aveva Group PLC	186,440	$6,584,032
Babcock International Group PLC	654,700	14,942,735
Blinkx PLC (b)	1,759,496	3,676,187
Crest Nicholson Holdings PLC (b)	2,381,119	14,326,405
DS Smith PLC	1,955,549	10,560,370
esure Group PLC	1,206,539	5,406,824
Foxtons Group PLC (b)	2,277,884	13,084,849
Halma PLC	1,068,100	10,508,751
Hargreaves Lansdown PLC	430,677	10,504,874
Inchcape PLC	622,520	5,965,709
Lloyds Banking Group PLC (b)	5,502,400	7,503,846
Partnership Assurance Group PLC (b)	1,195,800	6,353,382
Perform Group PLC (b)	1,507,421	6,133,167
Project White, (Acquired 1/16/14, (Cost $4,917,700) (b)(c)	231,026	4,937,183
Rotork PLC	112,062	4,529,709
Travis Perkins PLC	328,200	9,364,617
Ultra Electronics Holdings PLC	162,700	5,236,912
Vodafone Group PLC - ADR (a)	302,238	11,200,940

		179,225,731
United States — 0.6%
Euronet Worldwide, Inc. (a)(b)	117,407	5,032,064
Nimble Storage, Inc. (a)(b)	9,307	402,342

		5,434,406
Total Common Stocks — 92.6%		905,886,777

Warrants (d)
United States — 0.0%
Platform Specialty Products Corp., Expires 10/31/16(b)	236,700	311,971
Total Long-Term Investments (Cost — $801,882,318) — 92.6%		906,198,748

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	36,996,441	36,996,441
Total Short-Term Securities (Cost — $36,996,441) — 3.8%		36,996,441
Total Investments Before Options Written (Cost — $838,878,759*) — 96.4%		943,195,189

Options Written
(Premiums Received — $12,606,764) — (1.2)%		(11,739,166)
Total Investments Net of Options Written — 95.2%		931,456,023
Other Assets Less Liabilities — 4.8%		47,236,689

Net Assets — 100.0%		$978,692,712

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$848,131,787

Gross unrealized appreciation	$116,248,578
Gross unrealized depreciation	(21,185,176)

Net unrealized appreciation	$95,063,402

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Restricted security as to resale. As of January 31, 2014 the Trust held 1.5% of its net assets, with a current market value of $14,517,842 and its original cost of $9,484,636, in the security,.

(d)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	22,346,730	14,649,711	36,996,441	$3,160

(f)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	67,718	GBP	41,000	Barclays Bank PLC	2/02/14	$318
USD	17,571,874	EUR	12,938,000	JPMorgan Chase Bank N.A.	2/03/14	122,282
USD	2,686,691	JPY	274,633,552	Canadian Imperial Bank of Commerce	2/03/14	(1,349)
USD	605,556	NOK	3,773,000	BNP Paribas S.A.	2/03/14	4,516
CHF	14,166,020	USD	15,686,114	Commonwealth Bank of Australia	2/04/14	(61,173)
DKK	1,111,806	USD	201,451	Citigroup Global Markets, Inc.	2/04/14	(488)
EUR	6,000	USD	8,101	BNP Paribas S.A.	2/04/14	(8)
USD	5,606,321	EUR	4,152,000	Bank of America N.A.	2/04/14	6,483
USD	4,953,717	GBP	3,009,000	Bank of America N.A.	2/04/14	7,226
USD	215,525	HKD	1,674,000	BNP Paribas S.A.	2/04/14	(91)
USD	2,309,248	JPY	236,946,633	Deutsche Bank AG	2/04/14	(9,932)
USD	121,895	MYR	406,494	The Bank of New York Mellon	2/04/14	453
USD	1,413,435	NOK	8,911,000	BNP Paribas S.A.	2/04/14	(6,091)
DKK	32,049,580	USD	5,798,681	Deustsche Bank AG	2/05/14	(5,345)
USD	3,815	MYR	12,767	The Bank of New York Mellon	2/05/14	—
Total						$56,801

•	Exchange — traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
58.com, Inc. — ADR	Call	USD	45.00	2/24/14	315	$(17,325)
Baidu, Inc. — ADR	Call	USD	175.00	2/24/14	165	(46,283)
Vodafone Group PLC — ADR	Call	USD	40.00	2/24/14	1,067	(9,071)
YY, Inc. — ADR	Call	USD	55.00	2/24/14	552	(529,920)
Gildan Activewear, Inc.	Call	CAD	62.00	3/24/14	432	(40,921)
MEG Energy Corp.	Call	CAD	32.00	3/24/14	228	(15,354)
Tourmaline Oil Corp.	Call	CAD	52.00	3/24/14	351	(8,667)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Vodafone Group PLC — ADR	Call	USD	39.00	3/24/14	315	$(14,175)
Vodafone Group PLC — ADR	Call	USD	40.00	3/24/14	280	(7,420)
Tourmaline Oil Corp.	Call	CAD	52.00	4/21/14	351	(15,758)
Total						$(704,894)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Aalberts Industries NV	Goldman Sachs International	Call	EUR	22.78	2/05/14	24,300	$(15,327)
Anheuser-Busch InBev NV	Citibank N.A.	Call	EUR	75.72	2/05/14	58,200	(1,340)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	13.20	2/05/14	47,400	(53,242)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.08	2/05/14	185,000	(3)
BNP Paribas SA	Morgan Stanley & Co. International PLC	Call	EUR	54.09	2/05/14	129,000	(549,977)
Erste Group Bank AG	Goldman Sachs International	Call	EUR	25.11	2/05/14	32,200	(77,902)
Eurasia Drilling Co. Ltd.—GDR	Morgan Stanley & Co. International PLC	Call	USD	44.18	2/05/14	53,500	(1)
Hargreaves Lansdown PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.27	2/05/14	118,500	(499,926)
KUKA AG	Morgan Stanley & Co. International PLC	Call	EUR	33.16	2/05/14	21,400	(65,307)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.35	2/05/14	75,000	(31,430)
Publicis Groupe SA	Morgan Stanley & Co. International PLC	Call	EUR	63.30	2/05/14	59,700	(200,822)
Roche Holding AG	Credit Suisse International	Call	CHF	243.58	2/05/14	41,400	(253,194)
Roche Holding AG	Deutsche Bank AG	Call	CHF	246.98	2/05/14	4,900	(16,681)
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	28.57	2/05/14	17,000	—
Safran SA	Goldman Sachs International	Call	EUR	48.47	2/05/14	57,200	(326,242)
Seadrill Ltd.	Morgan Stanley & Co. International PLC	Call	NOK	244.04	2/05/14	59,000	(6)
Societe Generale SA	Morgan Stanley & Co. International PLC	Call	EUR	42.84	2/05/14	24,300	(12,954)
Svenska Cellulosa AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	191.75	2/05/14	133,600	(9,378)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	17.78	2/05/14	70,600	(203,411)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.15	2/05/14	42,000	(45,102)
AstraZeneca PLC	Credit Suisse International	Call	GBP	36.26	2/07/14	68,000	(261,214)
Aveva Group PLC	Credit Suisse International	Call	GBP	21.10	2/07/14	5,000	(4,442)
CRH PLC	Goldman Sachs International	Call	GBP	15.07	2/07/14	113,200	(126,228)
Daimler AG	Deutsche Bank AG	Call	EUR	61.33	2/07/14	67,300	(134,339)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	12.76	2/07/14	15,000	(28,121)
Rexel SA	Goldman Sachs International	Call	EUR	18.67	2/07/14	30,000	(18,133)
UBS AG	Goldman Sachs International	Call	CHF	16.58	2/07/14	232,100	(366,158)
Ziggo NV	Goldman Sachs International	Call	EUR	33.24	2/07/14	68,300	(3,129)
OSRAM Licht AG	Bank of America N.A.	Call	EUR	41.00	2/10/14	25,200	(81,612)
Inchcape PLC	Goldman Sachs International	Call	GBP	6.21	2/11/14	112,000	(873)
Melco Crown Entertainment Ltd. — ADR	Citibank N.A.	Call	USD	42.20	2/11/14	32,100	(24,140)
Randstad Holding NV	Goldman Sachs International	Call	EUR	45.01	2/11/14	57,200	(178,088)
Travis Perkins PLC	Goldman Sachs International	Call	GBP	17.80	2/11/14	58,700	(9,286)
Anhui Conch Cement Co. Ltd., Class H	Citibank N.A.	Call	HKD	30.47	2/12/14	803,000	(61,515)
Epistar Corp.	Bank of America N.A.	Call	TWD	56.58	2/12/14	1,185,000	(408,647)
Kenedix Office Investment Corp. — REIT	Bank of America N.A.	Call	JPY	487,001.79	2/12/14	104	(23,302)
Nabtesco Corp.	Bank of America N.A.	Call	JPY	2,470.20	2/12/14	56,200	(2,969)
NAVER Corp.	Bank of America N.A.	Call	KRW	747,780.00	2/12/14	2,500	(7,359)
Samsonite International SA	Deutsche Bank AG	Call	HKD	23.46	2/12/14	237,600	(834)
Shinsei Bank Ltd.	Bank of America N.A.	Call	JPY	258.22	2/12/14	552,000	(7)
ING Groep NV	Goldman Sachs International	Call	EUR	9.41	2/14/14	131,800	(77,308)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of January 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Westjet Airlines Ltd.	Morgan Stanley & Co. International PLC	Call	CAD	28.23	2/14/14	51,800	$(247)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	22.14	2/18/14	23,900	(35,814)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	36.34	2/18/14	25,000	(94,157)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.08	2/18/14	185,000	(301)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	62.85	2/18/14	15,100	(27,879)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co. International PLC	Call	USD	43.81	2/18/14	7,400	(2)
Halma PLC	Goldman Sachs International	Call	GBP	5.99	2/18/14	40,000	(5,066)
Lloyds Banking Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	0.82	2/18/14	610,000	(24,464)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.11	2/18/14	80,000	(59,223)
OSRAM Licht AG	Deutsche Bank AG	Call	EUR	41.82	2/18/14	26,000	(65,932)
Rexel SA	Goldman Sachs International	Call	EUR	18.52	2/18/14	31,600	(27,626)
Rotork PLC	Goldman Sachs International	Call	GBP	27.14	2/18/14	14,800	(143)
Statoil ASA	Deutsche Bank AG	Call	NOK	149.78	2/18/14	133,400	(40,695)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.23	2/18/14	164,550	(4,604)
Actelion Ltd.	Citibank N.A.	Call	CHF	72.00	2/20/14	17,000	(246,151)
Aveva Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	21.07	2/20/14	30,000	(37,282)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.93	2/20/14	84,000	(133,423)
DS Smith PLC	Goldman Sachs International	Call	GBP	3.24	2/20/14	356,500	(51,245)
KUKA AG	Deutsche Bank AG	Call	EUR	33.70	2/20/14	33,300	(92,559)
Lloyds Banking Group PLC	Credit Suisse International	Call	GBP	0.77	2/20/14	2,200,000	(230,211)
MEG Energy Corp.	Deutsche Bank AG	Call	CAD	31.10	2/20/14	68,800	(41,231)
Sacyr SA	Deutsche Bank AG	Call	EUR	3.77	2/20/14	378,000	(86,714)
Seamless Distribution AB	Morgan Stanley & Co. International PLC	Call	SEK	43.51	2/20/14	50,000	(5,836)
Societe Generale SA	Deutsche Bank AG	Call	EUR	40.96	2/20/14	28,400	(75,292)
Ultra Electronics Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.87	2/25/14	15,000	(6,628)
Yandex NV	Deutsche Bank AG	Call	USD	42.21	2/25/14	35,800	(24,883)
Nabtesco Corp.	Bank of America N.A.	Call	JPY	2,470.20	2/26/14	56,200	(9,490)
Samsonite International SA	Deutsche Bank AG	Call	HKD	23.46	2/26/14	237,600	(3,788)
Tokyu Fudosan Holdings Corp.	Goldman Sachs International	Call	JPY	955.89	2/26/14	207,200	(12,186)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	22.24	2/27/14	24,000	(35,403)
Aveva Group PLC	Credit Suisse International	Call	GBP	23.37	2/27/14	8,600	(1,298)
AXA SA	Goldman Sachs International	Call	EUR	19.08	2/27/14	39,500	(49,854)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	13.12	2/27/14	88,500	(116,324)
Blinkx PLC	UBS AG	Call	GBP	2.08	2/27/14	185,000	(1,253)
Commerzbank AG	Goldman Sachs International	Call	EUR	11.07	2/27/14	94,000	(201,122)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co. International PLC	Call	USD	44.44	2/27/14	18,200	(29)
Halma PLC	Goldman Sachs International	Call	GBP	5.76	2/27/14	70,000	(28,103)
Hargreaves Lansdown PLC	Goldman Sachs International	Call	GBP	15.08	2/27/14	59,000	(28,891)
Hargreaves Lansdown PLC	Goldman Sachs International	Call	GBP	15.45	2/27/14	59,000	(15,459)
ING Groep NV	Morgan Stanley & Co. International PLC	Call	EUR	10.44	2/27/14	66,000	(5,177)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	13.54	2/27/14	13,000	(13,646)
KUKA AG	Deutsche Bank AG	Call	EUR	36.30	2/27/14	30,300	(33,143)
NH Hoteles SA	Credit Suisse International	Call	EUR	4.14	2/27/14	92,000	(65,825)
Rexel SA	Goldman Sachs International	Call	EUR	18.47	2/27/14	60,100	(60,205)
Rotork PLC	Goldman Sachs International	Call	GBP	27.14	2/27/14	14,800	(554)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.29	2/27/14	164,550	(4,609)
Travis Perkins PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.11	2/27/14	61,000	(1,784)
Euronet Worldwide, Inc.	Goldman Sachs International	Call	USD	47.52	2/28/14	23,700	(7,236)
Ryanair Holdings PLC — ADR	Deutsche Bank AG	Call	USD	50.75	3/04/14	28,000	(43,465)
Anhui Conch Cement Co. Ltd., Class H	Goldman Sachs International	Call	HKD	29.98	3/05/14	773,500	(132,832)
Daiwa Securities Group, Inc.	Goldman Sachs International	Call	JPY	1,044.13	3/05/14	540,000	(35,080)

JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of January 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Epistar Corp.	Morgan Stanley & Co. International PLC	Call	TWD	65.40	3/05/14	853,000	$(123,907)
GMO internet, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	1,353.59	3/05/14	109,300	(20,802)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	498,809.06	3/05/14	130	(36,673)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,545.02	3/05/14	111,600	(15,259)
NAVER Corp.	Citibank N.A.	Call	KRW	734,625.86	3/05/14	4,400	(67,395)
Ping An Insurance Group Co. of China Ltd., Class H	Bank of America N.A.	Call	HKD	63.65	3/05/14	296,000	(73,453)
Ping An Insurance Group Co. of China Ltd., Class H	Goldman Sachs International	Call	HKD	70.11	3/05/14	147,500	(5,265)
Samsonite International SA	Deutsche Bank AG	Call	HKD	23.31	3/05/14	477,300	(12,171)
Samsung Heavy Industries Co. Ltd.	Bank of America N.A.	Call	KRW	35,414.40	3/05/14	64,600	(44,246)
Shinsei Bank Ltd.	UBS AG	Call	JPY	249.08	3/05/14	1,113,000	(3,118)
SMC Corp.	UBS AG	Call	JPY	28,624.18	3/05/14	21,200	(16,446)
SoftBank Corp.	Goldman Sachs International	Call	JPY	9,215.80	3/05/14	136,700	(9,835)
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs International	Call	JPY	5,512.06	3/05/14	194,500	(14,542)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	1,156.14	3/05/14	293,000	(5,929)
Toyota Motor Corp.	Goldman Sachs International	Call	JPY	6,353.00	3/05/14	46,000	(20,259)
Yahoo! Japan Corp.	Morgan Stanley & Co. International PLC	Call	JPY	650.24	3/05/14	1,315,000	(41,325)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	31.37	3/06/14	56,200	(40,658)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	22.00	3/07/14	26,400	(48,518)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	74.18	3/07/14	47,400	(66,163)
ASOS PLC	Goldman Sachs International	Call	GBP	63.68	3/07/14	16,500	(62,904)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	14.38	3/07/14	70,000	(13,582)
Bank of Ireland	Goldman Sachs International	Call	EUR	0.30	3/07/14	5,000,000	(113,435)
Bayer AG	Credit Suisse International	Call	EUR	103.63	3/07/14	53,200	(64,901)
Blinkx PLC	UBS AG	Call	GBP	2.08	3/07/14	185,000	(2,588)
Chr Hansen Holding A/S	Credit Suisse International	Call	DKK	219.97	3/07/14	36,000	(19,769)
DS Smith PLC	UBS AG	Call	GBP	3.47	3/07/14	356,500	(15,259)
Erste Group Bank AG	Goldman Sachs International	Call	EUR	29.15	3/07/14	136,900	(54,476)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co. International PLC	Call	USD	41.43	3/07/14	40,100	(1,768)
Fomento de Construcciones y Contratas SA	Morgan Stanley & Co. International PLC	Call	EUR	21.63	3/07/14	111,500	(36,798)
Inchcape PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.39	3/07/14	59,000	(1,654)
Kingspan Group PLC	UBS AG	Call	EUR	13.80	3/07/14	11,800	(10,938)
KUKA AG	Deutsche Bank AG	Call	EUR	36.58	3/07/14	30,200	(33,946)
Naspers Ltd., N Shares	Deutsche Bank AG	Call	ZAR	1,103.47	3/07/14	18,700	(124,849)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	4.20	3/07/14	159,500	(109,234)
Nokia OYJ	UBS AG	Call	EUR	6.13	3/07/14	128,000	(2,008)
Novartis AG	Morgan Stanley & Co. International PLC	Call	CHF	74.59	3/07/14	176,700	(25,763)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	46.64	3/07/14	64,400	(32,384)
Randstad Holding NV	Credit Suisse International	Call	EUR	48.89	3/07/14	28,400	(35,585)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	20.20	3/07/14	31,600	(4,944)
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	26.80	3/07/14	19,700	(1,825)
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	27.55	3/07/14	23,000	(875)
Sacyr SA	Credit Suisse International	Call	EUR	3.82	3/07/14	208,000	(56,171)
Travis Perkins PLC	Morgan Stanley & Co. International PLC	Call	GBP	18.00	3/07/14	61,000	(20,200)
Ultra Electronics Holdings PLC	Credit Suisse International	Call	GBP	19.91	3/07/14	15,000	(7,951)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.86	3/07/14	132,700	(121,646)
Ziggo NV	UBS AG	Call	EUR	34.07	3/07/14	67,400	(7,342)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	24.08	3/13/14	41,900	(14,284)

6	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of January 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Actelion Ltd.	Credit Suisse International	Call	CHF	86.68	3/13/14	62,400	$(190,968)
AstraZeneca PLC	Credit Suisse International	Call	GBP	39.24	3/13/14	46,800	(30,075)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	63.56	3/13/14	35,500	(72,676)
DS Smith PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.40	3/13/14	180,000	(15,458)
Halma PLC	Goldman Sachs International	Call	GBP	5.69	3/13/14	70,000	(35,352)
Melco Crown Entertainment Ltd. — ADR	Goldman Sachs International	Call	USD	40.11	3/13/14	36,000	(100,006)
Novartis AG	Deutsche Bank AG	Call	CHF	73.33	3/13/14	38,400	(19,932)
Roche Holding AG	Deutsche Bank AG	Call	CHF	253.23	3/13/14	11,000	(17,232)
Rotork PLC	Morgan Stanley & Co. International PLC	Call	GBP	26.80	3/13/14	19,700	(2,633)
Seadrill Ltd.	Morgan Stanley & Co. International PLC	Call	NOK	250.17	3/13/14	62,300	(2,418)
Ultra Electronics Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.79	3/13/14	58,000	(38,869)
Halma PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.16	3/14/14	40,000	(8,156)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	23.82	3/18/14	21,700	(10,673)
AXA SA	UBS AG	Call	EUR	20.49	3/18/14	146,000	(79,559)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	14.38	3/18/14	70,000	(17,897)
Chr Hansen Holding A/S	Credit Suisse International	Call	DKK	221.04	3/18/14	36,000	(22,160)
CRH PLC	Deutsche Bank AG	Call	GBP	16.61	3/18/14	48,000	(15,632)
Halma PLC	Deutsche Bank AG	Call	GBP	5.82	3/18/14	70,000	(25,359)
NH Hoteles SA	UBS AG	Call	EUR	4.96	3/18/14	114,000	(15,064)
Randstad Holding NV	Morgan Stanley & Co. International PLC	Call	EUR	48.96	3/18/14	28,400	(41,414)
Safran SA	Deutsche Bank AG	Call	EUR	55.26	3/18/14	56,000	(73,560)
Schneider Electric SA	Deutsche Bank AG	Call	EUR	66.04	3/18/14	48,000	(37,674)
Societe Generale SA	UBS AG	Call	EUR	45.97	3/18/14	51,000	(36,082)
Statoil ASA	Deutsche Bank AG	Call	NOK	154.89	3/18/14	129,500	(26,252)
Svenska Cellulosa AB, B Shares	Deutsche Bank AG	Call	SEK	203.18	3/18/14	132,000	(15,675)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.86	3/18/14	132,700	(159,937)
Westjet Airlines Ltd.	Morgan Stanley & Co. International PLC	Call	CAD	27.73	3/18/14	51,600	(7,032)
Bank of Ireland	Goldman Sachs International	Call	EUR	0.31	3/25/14	5,219,100	(77,359)
Bankinter SA	Morgan Stanley & Co. International PLC	Call	EUR	5.51	3/25/14	735,000	(309,933)
Commerzbank AG	Goldman Sachs International	Call	EUR	13.30	3/25/14	39,300	(26,434)
Halma PLC	Deutsche Bank AG	Call	GBP	5.86	3/25/14	140,000	(48,169)
Inchcape PLC	Credit Suisse International	Call	GBP	6.10	3/25/14	85,000	(12,937)
Kingspan Group PLC	Credit Suisse International	Call	EUR	14.54	3/25/14	10,000	(5,555)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.83	3/25/14	113,500	(24,318)
Rexel SA	Goldman Sachs International	Call	EUR	19.60	3/25/14	46,000	(21,428)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	36.83	3/26/14	1,312,000	(148,127)
Aixtron SE	Credit Suisse International	Call	EUR	11.85	3/26/14	59,000	(34,960)
Euronet Worldwide, Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.66	3/26/14	22,700	(12,369)
GMO internet, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	1,365.08	3/26/14	110,000	(32,727)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	519,585.72	3/26/14	320	(69,341)
Ryanair Holdings PLC — ADR	Deutsche Bank AG	Call	USD	50.75	3/26/14	28,000	(65,125)
Samsonite International SA	UBS AG	Call	HKD	22.65	3/26/14	236,100	(15,896)
Shinsei Bank Ltd.	Citibank N.A.	Call	JPY	230.83	3/26/14	541,000	(17,010)
Nokia OYJ	UBS AG	Call	EUR	6.13	3/27/14	128,000	(7,508)
ProSiebenSat.1 Media AG	Morgan Stanley & Co. International PLC	Call	EUR	34.12	3/27/14	50,000	(77,366)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	516,348.36	4/01/14	120	(34,592)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,374.31	4/01/14	68,000	(54,266)
Samsonite International SA	Deutsche Bank AG	Call	HKD	22.64	4/01/14	236,100	(17,404)

JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Tokyu Fudosan Holdings Corp.	Citibank N.A.	Call	JPY	917.84	4/01/14	123,900	$(38,331)
Ryanair Holdings PLC — ADR	Deutsche Bank AG	Call	USD	50.24	4/04/14	28,300	(80,113)
Aixtron SE	Deutsche Bank AG	Call	EUR	11.73	4/07/14	59,000	(45,484)
GMO internet, Inc.	Citibank N.A.	Call	JPY	1,336.94	4/07/14	120,700	(61,558)
Halma PLC	Deutsche Bank AG	Call	GBP	6.29	4/08/14	40,000	(3,777)
Inchcape PLC	Credit Suisse International	Call	GBP	6.10	4/08/14	85,000	(15,559)
Kingspan Group PLC	Credit Suisse International	Call	EUR	14.54	4/08/14	10,000	(6,496)
Rexel SA	Goldman Sachs International	Call	EUR	19.60	4/08/14	46,000	(25,229)
ProSiebenSat.1 Media AG	Morgan Stanley & Co. International PLC	Call	EUR	34.12	4/10/14	50,000	(90,593)
Halma PLC	Deutsche Bank AG	Call	GBP	4.48	4/15/14	38,800	(95,468)
Ryanair Holdings PLC — ADR	Deutsche Bank AG	Call	USD	50.24	4/15/14	28,300	(89,834)
Halma PLC	Deutsche Bank AG	Call	GBP	6.22	4/22/14	38,800	(5,578)
Aixtron SE	Goldman Sachs International	Call	EUR	11.97	4/23/14	59,000	(40,988)
Euronet Worldwide, Inc.	Goldman Sachs International	Call	USD	45.00	4/25/14	18,000	(31,851)
Halma PLC	Deutsche Bank AG	Call	GBP	6.28	5/07/14	40,000	(5,488)
Total							$(11,034,272)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$719,742	—	$719,742
Austria	—	11,160,672	—	11,160,672
Belgium	—	18,415,927	—	18,415,927
Canada	$21,970,380	—	—	21,970,380
China	32,525,605	—	—	32,525,605
Denmark	6,009,002	5,131,325	—	11,140,327
Finland.	5,099,816	6,441,045	—	11,540,861
France	35,880,805	45,902,434	—	81,783,239
Germany	39,558,600	33,181,277	—	72,739,877

8	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Hong Kong	$5,078,661	$18,090,178	—	$23,168,839
India	2,894,005	—	—	2,894,005
Indonesia	7,363,547	2,518,644	—	9,882,191
Ireland	30,893,271	7,355,213	—	38,248,484
Italy	15,970,684	—	—	15,970,684
Japan	25,810,431	86,724,076	—	112,534,507
Netherlands	9,234,178	28,614,579	—	37,848,757
New Zealand	—	9,580,659	—	9,580,659
Norway	—	17,207,581	—	17,207,581
Russia	10,044,435	—	—	10,044,435
South Africa	—	3,425,818	—	3,425,818
South Korea	—	11,661,785	—	11,661,785
Spain	35,510,260	10,849,936	—	46,360,196
Sweden	2,504,346	13,741,113	—	16,245,459
Switzerland	13,579,000	74,070,234	—	87,649,234
Taiwan	1,996,980	8,233,394	—	10,230,374
Thailand	—	6,277,002	—	6,277,002
United Kingdom	81,619,648	92,668,900	$4,937,183	179,225,731
United States	5,434,406	—	—	5,434,406
Warrants	—	—	311,971	311,971
Short-Term Securities	36,996,441	—	—	36,996,441
Total	$425,974,501	$511,971,534	$5,249,154	$943,195,189

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	$141,278	—	—	$141,278
Liabilities:
Equity contracts	(704,894)	$(11,034,272)	—	(11,739,166)
Foreign currency exchange contracts.	(84,477)	—	—	(84,477)
Total	$(648,093)	$(11,034,272)	—	$(11,682,365)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash.	$500,143	—	—	$500,143
Foreign currency at value.	3,344,667	—	—	3,344,667
Cash pledged as collateral for options written	8,995,552	—	—	8,995,552
Total	$12,840,362	—	—	$12,840,362

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

There were no transfers between Levels during the period ended January 31, 2014.

JANUARY 31, 2014	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: March 25, 2014